Label	Element	Value
Janus Henderson U.S. Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY Janus Henderson U.S. Real Estate ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Janus Henderson U.S. Real Estate ETF seeks total return through a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay brokerage commissions and other fees to financial intermediaries on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period from commencement of operations on June 22, 2021 through October 31, 2021, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities will be listed on a national securities exchange and may include common stocks, preferred stocks, and other equity securities, including, but not limited to, real estate investment trusts (“REITs”) and REIT-like entities (such as real estate operating companies (“REOCs”)). However, the Fund will not invest directly in real estate. The Fund may invest in shares of companies through initial public offerings. The Fund may invest in companies of any capitalization.
The Fund is classified as non‑diversified, which allows it to hold larger positions in a smaller number of companies, compared to a fund that is classified as diversified. As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate and real estate-related industries.
For purposes of the Fund’s principal investment strategies, companies in real estate-related industries are U.S. companies at the time of investment (i) that derive at least 50% of their revenue from ownership, construction, extraction, financing, management, operation, sales or development of real estate; (ii) that have at least 50% of their book value (balance sheet) in real estate assets; or (iii) where the market value of real estate holdings is greater than 50% of enterprise value.
A REIT is an entity dedicated to owning, and usually operating, income-producing real estate, or to financing real estate. REITs pool investors’ funds for investment primarily in income-producing real estate or real estate-related loans or interests. Under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income, and a requirement that it generally distributes to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. A REOC is a publicly traded corporation that is engaged in real estate businesses, but that has not taken (or is not eligible for) the REIT tax election and therefore does not have a requirement to distribute any of its taxable income.
The Fund may also invest up to 15% of its net assets in securities of Canadian issuers. The Fund may use derivatives, including currency forwards and futures contracts, only for the purposes of currency hedging associated with potential investments in Canadian securities.
The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds (including private funds operating as money market funds that are not registered under the Investment Company Act of 1940, as amended (“1940 Act”)), while deploying new capital, for liquidity management purposes, managing redemptions or for defensive purposes, including navigating unusual market conditions.
The Fund is “actively managed” and does not seek to replicate the composition or performance of an index. In choosing investments for the Fund, the portfolio managers apply a “bottom up” approach that utilizes the portfolio managers’ knowledge of issuers, including of such factors as a company’s balance sheet, valuation, strength of management, and risk-adjusted returns. The portfolio managers may sell a stock if they believe that its future prospects have been accurately reflected in the market price or if their original investment thesis has changed.
The Fund may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one‑third of its total assets as determined at the time of the loan origination.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	As a fundamental policy, the Fund will concentrate 25% or more of its net assets in securities of issuers in real estate and real estate-related industries.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund’s returns and yields will vary, and you could lose money. The principal risks and special considerations associated with investing in the Fund are set forth below. The biggest risk is that the Fund’s returns will vary, and you could lose money. The Fund is designed for long-term investors interested in equity investments focused in the real estate industry and real estate-related industries, including common stocks. Common stocks tend to be more volatile than many other investment choices.
Real Estate Securities Risk.  An investment in the Fund is subject to many of the same risks as a direct investment in real estate and will be closely linked to the performance of the U.S. real estate market. For example, the value of real estate-related companies’ securities is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, supply and demand, and the management skill and creditworthiness of the issuer. Additionally, an investment in the Fund is also subject to risks specifically associated with the structure and operations of certain real estate-related companies. For example, investments in REITs and REIT-like entities involve the same risks as other real estate investments; however, a REIT could fail to qualify for tax‑free pass-through of its income under the Internal Revenue Code or fail to maintain its exemption from registration under the 1940 Act, which could produce adverse economic consequences for the REIT and its investors, including the Fund. Additionally, by investing in REITs and certain REIT-like entities indirectly through the Fund, investors will indirectly bear similar expenses of the REITs in which the Fund invests.
Concentration Risk.  Since the Fund concentrates its assets in the U.S. real estate industry and real estate-related industries an investment in the Fund will be closely linked to performance of the U.S. real estate markets. As a result, the Fund may be subject to greater risks and its net asset value may fluctuate more than a fund that does not concentrate its investments.
Nondiversification Risk.  The Fund is classified as non‑diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Market Risk.  The value of the Fund’s portfolio may decrease if the value of an individual security, or multiple securities, in the portfolio decreases or if the portfolio managers’ belief about a security’s intrinsic worth is incorrect. Further, regardless of how well individual securities perform, the value of the Fund’s portfolio could also decrease if there are deteriorating economic or market conditions. It is important to understand that the value of your investment may fall, sometimes sharply, in response to changes in the market, and you could lose money. Market risk may affect a single issuer, industry, economic sector, or the market as a whole. Market risk may be magnified if certain social, political, economic and other conditions and events (such as terrorism, conflicts, social unrest, natural disasters, epidemics and pandemics, including the COVID-19 outbreak) adversely interrupt the global economy and financial markets.
Initial Public Offering Risk.  The Fund’s purchase of shares issued in an initial public offering (“IPO”) exposes it to the risks associated with companies that have little operating history as public companies, as well as to the risks inherent in those sectors of the market where these new issuers operate. There can be no assurance that the Fund will identify favorable IPO investment opportunities in the future. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Risk of Investing in Canada.  The Fund may invest up to 15% of its net assets in securities of Canadian issuers. Investments in Canadian issuers may subject the Fund to regulatory, political, currency, security and economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the U.S. and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.
Derivatives Risk.  Derivatives, such as forwards, and futures involve risks in addition to the risks of the underlying referenced securities or asset. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost and can therefore involve leverage and the potential for increased volatility. The Fund may be subject to increased liquidity risk to the extent its derivative positions become illiquid. Derivatives also involve the risk that the counterparty to the derivative transaction will default on its payment obligations. While use of derivatives to hedge can reduce or eliminate losses, it can also reduce or eliminate gains or cause losses if the market moves in a manner different from that anticipated by the portfolio managers or if the cost of the derivative outweighs the benefit of the hedge.
Securities Lending Risk.  The Fund may seek to earn additional income through lending its securities to certain qualified broker-dealers and institutions. There is the risk that when portfolio securities are lent, the securities may not be returned on a timely basis, and the Fund may experience delays and costs in recovering the security or gaining access to the collateral provided to the Fund to collateralize the loan. If the Fund is unable to recover a security on loan, the Fund may use the collateral to purchase replacement securities in the market. There is a risk that the value of the collateral could decrease below the cost of the replacement security by the time the replacement investment is made, resulting in a loss to the Fund.
Management Risk.  The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide long-term positive returns, market conditions or implementation of the Fund’s investment process may result in losses, and the Fund may not meet its investment objective.
Exchange Listing and Trading Issues Risk.  Although Fund shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. The lack of an active market for Fund shares, as well as periods of high volatility, disruptions in the creation/redemption process, or factors affecting the liquidity of the underlying securities held by the Fund, may result in the Fund’s shares trading at a premium or discount to its NAV. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the Fund’s listing will continue to be met or will remain unchanged.
Fluctuation of NAV and Market Price Risk.  The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. Volatile market conditions, an absence of trading in shares of the Fund, or a high volume of trading in the Fund, may result in trading prices in the Fund’s shares that differ significantly from the Fund’s NAV. Additionally, during a “flash crash,” the market prices of the Fund’s shares may decline suddenly and significantly, resulting in Fund shares trading at a substantial discount to NAV. Such a decline may not reflect the performance of the portfolio securities held by the Fund. Flash crashes may cause Authorized Participants and other market makers to limit or cease trading in the Fund’s shares for temporary or longer periods. Shareholders could suffer significant losses to the extent that they sell shares at these temporarily low market prices.
It cannot be predicted whether Fund shares will trade below, at or above the Fund’s NAV. Further, the securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing or, fixing settlement times, bid‑ask spreads and the resulting premium or discount to the Fund shares’ NAV is likely to widen. Similarly, the Exchange may be closed at times or days when markets for securities held by the Fund are open, which may increase bid‑ask spreads and the resulting premium or discount to the Fund shares’ NAV when the Exchange re‑opens. The Fund’s bid‑ask spread and the resulting premium or discount to the Fund’s NAV may also be impacted by the liquidity of the underlying securities held by the Fund, particularly in instances of significant volatility of the underlying securities.
Authorized Participant Risk.  The Fund may have a limited number of financial institutions that may act as Authorized Participants (“APs”). Only APs who have entered into agreements with the Fund’s distributor may engage in creation or redemption transactions directly with the Fund. These APs have no obligation to submit creation or redemption orders and, as a result, there is no assurance that an active trading market for the Fund’s shares will be established or maintained. This risk may be heightened to the extent that the securities underlying the Fund are traded outside of a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be willing or able to do. Additionally, to the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem in either of these cases, shares may trade like closed‑end fund shares at a premium or a discount to NAV and possibly face delisting.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s returns and yields will vary, and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is classified as non‑diversified under the 1940 Act. This gives the Fund’s portfolio managers more flexibility to hold larger positions in a smaller number of securities. As a result, an increase or decrease in the value of a single security held by the Fund may have a greater impact on the Fund’s NAV and total return.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund does not have a full calendar year of operations. Performance information for certain periods is included in the Fund’s first annual and/or semiannual report and is available at janushenderson.com/info or by calling 1‑800‑668‑0434. When provided, the information is designed to offer some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of operations.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1‑800‑668‑0434
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	janushenderson.com/info
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Janus Henderson U.S. Real Estate ETF | Janus Henderson U.S. Real Estate ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	$ 208

[1]	Other Expenses are based on the estimated expenses that the Fund expects to incur.